Equity-accounted investees - Shareholder loans (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Borrowings	$ 1,696,280,000	$ 1,712,180,000	$ 1,273,413,000
Joint ventures
Disclosure of joint ventures [line items]
Facility size	0	39,513,000
Borrowings	0	39,437,000
Cost | Joint ventures
Disclosure of joint ventures [line items]
Borrowings	0	39,513,000
TI Asia Ltd revolving loan | TI Asia Ltd
Disclosure of joint ventures [line items]
Notional Value	54,000,000
Facility size	0	9,699,000
Borrowings	0	9,681,000
TI Asia Ltd revolving loan | Cost | TI Asia Ltd
Disclosure of joint ventures [line items]
Borrowings	$ 0	9,699,000
TI Asia Ltd revolving loan | LIBOR | TI Asia Ltd
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis	2.00%
TI Asia Ltd loan | TI Asia Ltd
Disclosure of joint ventures [line items]
Notional Value	$ 54,000,000
Facility size	0	9,699,000
Borrowings	0	9,681,000
TI Asia Ltd loan | Cost | TI Asia Ltd
Disclosure of joint ventures [line items]
Borrowings	$ 0	9,699,000
TI Asia Ltd loan | LIBOR | TI Asia Ltd
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis	2.00%
TI Africa Ltd revolving loan | TI Africa Ltd
Disclosure of joint ventures [line items]
Notional Value	$ 56,000,000
Facility size	0	10,058,000
Borrowings	0	10,038,000
TI Africa Ltd revolving loan | Cost | TI Africa Ltd
Disclosure of joint ventures [line items]
Borrowings	$ 0	10,058,000
TI Africa Ltd revolving loan | LIBOR | TI Africa Ltd
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis	2.00%
TI Africa Ltd loan | TI Africa Ltd
Disclosure of joint ventures [line items]
Notional Value	$ 56,000,000
Facility size	0	10,058,000
Borrowings	0	10,038,000
TI Africa Ltd loan | Cost | TI Africa Ltd
Disclosure of joint ventures [line items]
Borrowings	$ 0	$ 10,058,000
TI Africa Ltd loan | LIBOR | TI Africa Ltd
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis	2.00%